Panda Interests (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Panda Interests Finance Agreement [Member]
Fair value of the profits interest	$ 1,800	$ 2,100	$ 2,000